Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2017-2020) (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020
Plan 2017-2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average remaining life of plan	7 months